INTANGIBLE ASSETS - PATENT, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS - PATENT, NET

NOTE 9 – INTANGIBLE ASSETS - PATENT, NET:

Balance, January 1, 2023	$2,207
Depreciation	(366)
Effect of changes in foreign exchange rates	9
Balance, December 31, 2023	$1,850
Depreciation	(123)
Impairment	(1,727)
Balance, December 31, 2024	$-

In February 2025, the Company decided to cease the development of its patent and recognized a loss as a result of impairment to it patent in the amount of $1,727 in the consolidated statement of comprehensive loss for the year ended December 31, 2024.